CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
REVENUES	$ 8,176	$ 11,193	$ 15,585
COST OF REVENUES	(4,715)	(4,069)	(8,646)
GROSS PROFIT	3,461	7,124	6,939
RESEARCH AND DEVELOPMENT EXPENSES - net	(2,173)	(5,523)	(9,909)
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(4,338)	(8,908)	(13,419)
OPERATING LOSS	(3,050)	(7,307)	(16,389)
FINANCIAL EXPENSES - net	(2,307)	(1,473)	(4,991)
INCOME (EXPENSES) FROM DEVALUATION (REVAULATION) OF CONVERSION FEATURE EMBEDDED IN SERIES A CONVERTIBLE NOTES (note 4)	22	(118)	1
INCOME (EXPENSES) FROM DEVALUATION OF SERIES B CONVERTIBLE NOTES (note 4)	(550)	1,985	3,621
OTHER INCOME (EXPENSES) (note 10j)	(69)	446	369
NET LOSS	(5,954)	(6,467)	(17,389)
LOSS PER SHARE ("EPS") (note 10i, 1n):
Basic	$ (0.19)	$ (0.24)	$ (0.77)
Diluted	$ (0.19)	$ (0.27)	$ (0.84)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EPS (in thousands):
Basic	31,068	26,477	22,689
Diluted	31,068	29,830	24,484
OTHER COMPREHENSIVE LOSS:
GAIN (LOSS) ON AVAILABLE-FOR-SALE MARKETABLE SECURITIES		(205)	261
COMPREHENSIVE LOSS FOR THE YEAR	$ (5,954)	$ (6,672)	$ (17,128)